Taxes on Income (Deferred income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes [Line Items]
Balance as at the begining of the year	$ (337)	$ (273)
Amounts recorded in the statement of income	17	(58)
Amounts recorded to a capital reserve	(8)	(12)
Translation differences	(10)	6
Balance as at the end of the year	(338)	(337)
Depreciable Property, Plant And Equipment And Intangible Assets [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(596)	(547)
Amounts recorded in the statement of income	(36)	(46)
Amounts recorded to a capital reserve	0	0
Translation differences	9	(3)
Balance as at the end of the year	(623)	(596)
Inventory [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	50	72
Amounts recorded in the statement of income	(7)	(22)
Amounts recorded to a capital reserve	0	0
Translation differences	(1)	0
Balance as at the end of the year	42	50
Provisions for employee benefits [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	52	64
Amounts recorded in the statement of income	4	(5)
Amounts recorded to a capital reserve	(8)	(8)
Translation differences	(1)	1
Balance as at the end of the year	47	52
Other [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	15	19
Amounts recorded in the statement of income	33	(4)
Amounts recorded to a capital reserve	0	(4)
Translation differences	(7)	4
Balance as at the end of the year	41	15
Carry Forward Tax Losses [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	142	119
Amounts recorded in the statement of income	23	19
Amounts recorded to a capital reserve	0	0
Translation differences	(10)	4
Balance as at the end of the year	$ 155	$ 142